Note G - Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Interest Bearing Deposits [Table Text Block ]
	201 7	201 6
NOW accounts	$158,650	$155,051
Savings and Money Market	241,018	237,761
Time:
In denominations of $250,000 or less	181,690	168,546
In denominations of more than $250,000	21,711	19,518
T otal time deposits	203,401	188,064
Total interest-bearing deposits	$603,069	$580,876

Maturities of Time Deposits [Table Text Block]
201 8	$109,278
201 9	43,077
20 20	22,696
20 21	14,413
20 22	13,578
Thereafter	359
Total	$203,401